Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade and other receivables	$ 427	$ 987	$ (684)	$ 927
Inventory	501	(673)	894	(1,034)
Prepaid expenses and other current assets	368	51	248	26
Payables and accrued liabilities	565	(488)	442	(966)
Provision for restructuring and other costs	1		1
Employee future benefits	(44)		(44)
Increase (decrease) in operating assets and liabilities	$ 1,818	$ (123)	$ 857	$ (1,047)